Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Restatement [abstract]
Undistributed retained earnings	$ 60	$ 64	$ 61